Administrative Expenses (Details) - Schedule of administrative expenses - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of administrative expenses [Abstract]
Staff expense		$ 3,471,146	$ 2,759,505	$ 2,201,515
Rental expense	[1]	24,551	702,664	547,513
Depreciation and amortization expense		1,261,988	167,380	153,316
Utilities expense		93,736	120,236	131,810
Travelling and entertainment expense		148,063	138,707	108,021
Professional fees		1,183,499	932,891	391,273
Repairs and maintenance		71,990	70,443	104,813
Employee benefits		153,454	548,628	358,287
Other service fees		240,328	273,333	282,322
Other expenses	[2]	933,288	960,685	474,696
Administrative expenses		$ 7,582,043	$ 6,674,472	$ 4,753,566

[1]	During the year ended December 31, 2020 and 2019, depreciation expense of $700,741 and $547,513 relating to the right of use assets was recorded as rental expense, respectively.
[2]	Other expenses mainly comprised of office expenses, stamp duties, training costs, etc.